Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Lease Commitments
Operating Leases, Rent Expense, Net, Total	$ 852	$ 869	$ 847
Research and Development Arrangement [Member]
Operating Lease Commitments
Long-term Purchase Commitment, Amount	441
Capital Addition Purchase Commitments [Member]
Operating Lease Commitments
Long-term Purchase Commitment, Amount	$ 1,726